Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	For the years ended December 31,
(In thousands)	2014	2013
Federal - current provision	$2,380	$1,579
Federal - deferred provision	381	491
Total federal provision	2,761	2,070
State - current provision	267	599
State - deferred provision (benefit)	117	(102)
Total state provision	384	497
Total provision for income taxes	$3,145	$2,567

Schedule of Effective Income Tax Rate Reconciliation

	For the years ended December 31,
(In thousands, except percentages)	2014	2013
Federal income tax provision at statutory rate	$3,248	$2,612
Increases (decreases) resulting from:
Bank owned life insurance	(190)	(118)
Tax-exempt interest	(121)	(156)
Meals and entertainment	18	14
State income taxes, net of federal income tax effect	253	328
Other, net	(63)	(113)
Provision for income taxes	$3,145	$2,567
Effective tax rate	32.9%	33.4%

Schedule of Deferred Tax Assets and Liabilities

(In thousands)	December 31, 2014	December 31, 2013
Deferred tax assets:
Allowance for loan losses	$5,013	$5,249
Depreciation	489	418
Stock-based compensation	463	427
Lost interest on nonaccrual loans	354	802
Deferred compensation	231	190
State net operating loss	132	138
Disallowed write-down on OREO properties	46	-
Net unrealized security losses	-	302
Other	39	96
Gross deferred tax assets	6,767	7,622
Valuation allowance	(132)	(113)
Total deferred tax assets	6,635	7,509
Deferred tax liabilities:
Goodwill	367	326
Deferred loan costs	216	318
Bond accretion	100	113
Net unrealized security gains	92	-
Total deferred tax liabilities	775	757
Net deferred tax asset	$5,860	$6,752